UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust

(Exact name of Registrant as specified in charter)

J. Garrett Stevens

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis and Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2019

Date of reporting period: August 31, 2019

Item 1. Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

FLAG-Forensic Accounting Long-Short ETF

Schedule of Investments

August 31, 2019 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 131.0%

Communication Services — 8.0%
CenturyLink (A)	8,605	$97,925
Cinemark Holdings (A)	2,663	101,620
John Wiley & Sons, Cl A (A)	2,075	92,337
News, Cl A (A)	7,059	97,061
Omnicom Group (A)	1,159	88,154
Sinclair Broadcast Group, Cl A (A)	1,742	77,641
Telephone & Data Systems (A)	3,154	79,481
United States Cellular (A) *	2,153	77,486
		711,705
Consumer Discretionary — 18.4%
American Eagle Outfitters (A)	4,548	76,498
BorgWarner (A)	1,461	47,673
Foot Locker (A)	2,286	82,730
Ford Motor (A)	9,474	86,876
General Motors (A)	2,462	91,316
Goodyear Tire & Rubber (A)	6,213	71,263
H&R Block (A)	3,323	80,483
Harley-Davidson (A)	2,260	72,094
Kohl's (A)	2,021	95,513
Lear (A)	674	75,663
Macy's (A)	4,336	63,999
Newell Brands (A)	6,104	101,327
Nordstrom (A)	2,915	84,448
PulteGroup (A)	3,013	101,839
Qurate Retail (A) *	5,996	64,217
Ralph Lauren, Cl A (A)	813	71,820
Target (A)	1,107	118,493
Thor Industries (A)	1,534	70,426
Viacom, Cl B (A)	3,234	80,785
Whirlpool (A)	671	93,329
		1,630,792
Consumer Staples — 7.1%
Darling Ingredients (A) *	4,737	88,108
Ingredion (A)	1,164	89,942
Kraft Heinz (A)	895	22,840
Kroger (A)	4,381	103,742
Molson Coors Brewing, Cl B (A)	1,708	87,723
Pilgrim's Pride (A) *	1,866	58,145
TreeHouse Foods (A) *	1,781	90,208
Walgreens Boots Alliance (A)	1,792	91,733
		632,441
Energy — 7.0%
ConocoPhillips (A)	367	19,150
CVR Energy (A)	1,928	76,696
Devon Energy (A)	3,267	71,841
EQT (A)	6,348	64,559
Helmerich & Payne (A)	1,888	70,970
HollyFrontier (A)	1,892	83,929
PBF Energy, Cl A (A)	2,724	64,559
Peabody Energy (A)	4,082	75,231
Phillips 66 (A)	958	94,488
		621,423
Financials — 15.1%
Affiliated Managers Group (A)	1,041	79,772
Allstate (A)	943	96,554
CIT Group (A)	1,876	79,899
Fidelity National Financial (A)	2,389	104,973
First American Financial (A)	1,768	103,340
Franklin Resources (A)	2,736	71,902
Hanover Insurance Group (A)	750	99,862
Lazard, Cl A (A) (B)	2,742	94,160
Legg Mason (A)	2,594	95,433
Mercury General (A)	1,546	82,711
MetLife (A)	1,921	85,100
Prudential Financial (A)	952	76,246
Santander Consumer USA Holdings (A)	4,005	104,571
Synchrony Financial (A)	2,742	87,881
Unum Group (A)	2,889	73,409
		1,335,813
Health Care — 19.7%
AbbVie (A)	1,380	90,721
Acadia Healthcare (A) *	2,736	72,395
AmerisourceBergen, Cl A (A)	1,120	92,142
Amgen (A)	516	107,648
Biogen (A) *	394	86,582
Bristol-Myers Squibb (A)	2,090	100,466
Cardinal Health (A)	2,057	88,718
CVS Caremark	58	3,533
DaVita (A) *	1,712	96,505
DENTSPLY SIRONA (A)	1,629	84,952
Encompass Health (A)	1,540	93,617
Gilead Sciences (A)	1,407	89,401
Henry Schein (A) *	1,362	83,926
Johnson & Johnson (A)	661	84,846
Laboratory Corp of America Holdings (A) *	558	93,499
McKesson (A)	721	99,693
Merck (A)	1,123	97,106
Pfizer (A)	2,183	77,606
Quest Diagnostics (A)	941	96,330
Universal Health Services, Cl B (A)	746	107,857
		1,747,543
Industrials — 14.1%
AGCO (A)	1,211	83,704
Alaska Air Group (A)	1,516	90,536
Cummins (A)	555	82,845
Delta Air Lines (A) Fluor (A)	1,665	96,337
JetBlue Airways (A) *	2,897	51,190
Knight-Swift Transportation	5,187	89,839
Holdings, Cl A (A)	3,032	103,512
Macquarie Infrastructure (A)	2,366	89,482
ManpowerGroup (A)	995	81,331
MasTec *	114	7,167
Robert Half International (A)	1,476	78,922
Ryder System (A)	1,698	81,793
Southwest Airlines (A)	1,851	96,844
United Airlines Holdings (A) *	1,100	92,741
XPO Logistics (A) *	1,770	125,422
		1,251,665
Information Technology — 27.7%
Akamai Technologies (A) *	1,194	106,421
Alliance Data Systems (A)	179	22,008

FLAG-Forensic Accounting Long-Short ETF
Schedule of Investments

August 31, 2019 (Unaudited) (continued)

Description	Shares	Fair Value

Information Technology (continued)
Amdocs (A)	1,516	$98,146
Apple (A)	474	98,943
Avnet (A)	2,149	90,022
DXC Technology (A)	1,750	58,135
F5 Networks (A) *	658	84,705
Hewlett Packard Enterprise (A)	6,303	87,107
HP (A)	4,516	82,598
Intel (A)	1,810	85,812
International Business Machines (A)	677	91,754
Jabil (A)	3,051	87,899
Juniper Networks (A)	3,508	81,245
Lam Research (A)	523	110,097
Leidos Holdings (A)	1,195	104,395
LogMeIn (A)	1,299	86,825
Micron Technology (A) *	2,201	99,639
NCR (A) *	3,050	96,106
ON Semiconductor (A) *	4,678	83,268
Perspecta (A)	4,059	105,331
Qorvo (A) *	1,430	102,145
Sabre (A)	4,261	100,730
Tech Data (A) *	936	86,795
Texas Instruments (A)	820	101,475
Western Digital (A)	2,149	123,073
Western Union (A)	4,790	105,955
Xerox Holdings (A)	2,659	77,084
		2,457,713
Materials — 4.9%
Domtar (A)	2,165	71,337
Huntsman (A)	4,720	94,022
International Paper (A)	409	15,992
Louisiana-Pacific (A)	849	20,410
Nucor (A)	1,703	83,413
Olin (A)	4,362	74,067
WestRock (A)	2,122	72,530
		431,771
Real Estate — 5.2%
Apple Hospitality REIT ‡,(A)	6,104	97,237
Hospitality Properties Trust ‡,(A)	3,882	93,711
Host Hotels & Resorts ‡,(A)	5,268	84,499
RLJ Lodging Trust ‡,(A)	5,392	87,404
Sunstone Hotel Investors ‡,(A)	7,118	93,531
		456,382
Utilities — 3.8%
Exelon (A)	1,964	92,819
NRG Energy (A)	2,785	101,374
PG&E (A) *	4,322	45,165
Portland General Electric (A)	1,745	99,273
		338,631
Total Common Stock
(Cost $12,659,282)		11,615,879

Total Investments - 131.0%
(Cost $12,659,282)		$11,615,879

SCHEDULE OF SECURITIES SOLD SHORT

COMMON STOCK — (31.4)%

Communication Services — (0.7)%
Netflix*	(195)	$(57,281)

Consumer Discretionary — (5.8)%
Chegg*	(1,948)	(77,219)
Churchill Downs	(607)	(74,819)
Five Below*	(602)	(73,968)
GrubHub*	(916)	(54,355)
Marriott Vacations Worldwide	(773)	(76,210)
Ollie's Bargain Outlet Holdings*	(806)	(44,693)
Roku, Cl A*	(762)	(115,336)
		(516,600)
Consumer Staples — (0.8)%
Keurig Dr Pepper	(2,448)	(66,781)

Energy — (1.1)%
Antero Midstream	(5,411)	(38,472)
Cheniere Energy*	(1,025)	(61,203)
		(99,675)
Financials — (2.3)%
CME Group, Cl A	(366)	(79,528)
KKR	(2,870)	(74,161)
LendingTree*	(175)	(54,266)
		(207,955)
Health Care — (7.9)%
ACADIA Pharmaceuticals*	(2,789)	(77,144)
Agios Pharmaceuticals*	(1,131)	(42,921)
Alnylam Pharmaceuticals*	(836)	(67,457)
Amicus Therapeutics*	(5,922)	(58,569)
Exact Sciences*	(624)	(74,393)
Global Blood Therapeutics*	(1,301)	(59,820)
Intercept Pharmaceuticals*	(905)	(58,083)
Mirati Therapeutics*	(45)	(3,689)
Sarepta Therapeutics*	(548)	(49,402)
Seattle Genetics*	(997)	(72,422)
Teladoc Health*	(1,172)	(67,835)
Ultragenyx Pharmaceutical*	(1,178)	(64,166)
		(695,901)
Industrials — (3.1)%
Axon Enterprise*	(1,053)	(63,149)
CoStar Group*	(132)	(81,163)
HEICO	(302)	(43,690)
TransUnion	(990)	(82,813)
		(270,815)
Information Technology — (7.4)%
Advanced Micro Devices*	(2,353)	(74,002)
Avalara*	(1,027)	(86,617)
Paylocity Holding*	(764)	(83,444)
Q2 Holdings*	(944)	(84,913)
Square, Cl A*	(1,006)	(62,211)
SS&C Technologies Holdings	(1,215)	(56,631)
Trade Desk, Cl A*	(312)	(76,680)
Twilio, Cl A*	(524)	(68,366)
Zendesk*	(815)	(65,363)
		(658,227)

FLAG-Forensic Accounting Long-Short ETF

Schedule of Investments

August 31, 2019 (Unaudited) (concluded)

Description	Shares	Fair Value

Materials — (0.6)%
International Flavors & Fragrances	(485)	$(53,229)

Real Estate — (1.7)%
Rexford Industrial Realty‡	(1,774)	(78,393)
Terreno Realty‡	(1,491)	(75,385)
		(153,778)
Total Common Stock
(Proceeds $2,679,419)		(2,780,242)

Total Securities Sold Short - (31.4)%
(Proceeds $2,679,419)		$(2,780,242)

Percentages are based on Net Assets of $8,864,361.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Substantially all of the securities, or a portion thereof, have been pledged as collateral for open short positions by the Fund. The aggregate market value of the collateral at August 31, 2019 was $7,580,231
(B)	Securities considered Master Limited Partnership. At August 31, 2019, these securities amounted to $94,160 or 1.1% of Net Assets.

Cl — Class

CVR — Contingent Value Right

As of August 31, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.

IDS-QH-001-1400

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: October 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: October 25, 2019

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: October 25, 2019